Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		$ 1,704,835	$ 1,601,138	$ 1,496,137
Total long lived assets, net		64,917	39,333
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		1,671,383	1,562,157	1,490,338
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		17,627	14,909
United States of America | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		891,993	824,919	774,050
Germany | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		107,140	102,639	103,488
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		19,708	11,968
United Kingdom | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		29,831	27,450	28,896
Bulgaria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		10,375	5,236
Ireland
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		6,616	129
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		4,792	4,159
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net	[1]	5,799	2,932
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers	[2]	$ 642,419	$ 607,149	$ 583,904

[1]	No single country included in the "All other countries" category generated more than 10% of total long-lived assets.
[2]	No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.